Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent events

27. Subsequent events

The Company evaluated all events and transactions that occurred after March 31, 2024 up through October 30, 2024, which is the date that these consolidated financial statements are available to be issued, and there were no other material subsequent events that require disclosure in these consolidated financial statements.